Share-Based Compensation - Schedule of Share-based Compensation Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 72,000	$ 37,491	$ 40,299	$ 11,232
Geological and Geophysical Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			4,728	4,728
Salaries and Benefits [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			33,795	4,728
Investor Relations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			1,776	1,776
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense